OTHER CURRENT ASSETS, NET - Allowances for doubtful debts (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
OTHER CURRENT ASSETS, NET
Balance at beginning of year	¥ 3
Additional provision	96
Balance at end of year	¥ 99	$ 15